UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                              2600 Kitty Hawk Road
                                   Suite 119
                              Livermore, CA 94551


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                              2600 Kitty Hawk Road
                                   Suite 119
                              Livermore, CA 94551


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS


OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF AUGUST 31, 2014
(UNAUDITED)

  Shares                                                             Value
  ------                                                             -----
           COMMON STOCKS                           93.3%
           MAJOR GOLD PRODUCERS                    29.1%
  152,722 AngloGold Ashanti Ltd. ADR*                         $     2,623,764
  400,000 Gold Fields Ltd. ADR                                      1,936,000
  450,050 Goldcorp, Inc.                                           12,632,904
  258,200 Kinross Gold Corp.*                                       1,017,308
  107,961 Newmont Mining Corp.                                      2,924,663
  280,000 Sibanye Gold Ltd. ADR                                     2,629,200
                                                              ---------------
                                                                   23,763,839
                                                              ---------------
           INTERMEDIATE/MID-TIER GOLD PRODUCERS    35.7%
  127,250 Agnico-Eagle Mines Ltd.                                   4,871,130
  250,000 Alacer Gold Corp.                                           567,921
  145,200 AuRico Gold, Inc.                                           659,208
  500,000 Centerra Gold, Inc.                                       3,016,647
  360,833 Eldorado Gold Corp.                                       2,987,697
  900,000 Endeavour Mining Corp.*                                     753,242
  520,200 IAMGOLD Corp.*                                            2,086,002
  149,900 New Gold, Inc.*                                             972,851
  122,500 Randgold Resources Ltd. ADR                              10,308,375
  348,250 Yamana Gold, Inc.                                         2,960,125
                                                              ---------------
                                                                   29,183,198
                                                              ---------------
           JUNIOR GOLD PRODUCERS                    7.6%
  100,000 Alamos Gold, Inc.                                           921,000
  200,000 Argonaut Gold Ltd.*                                         818,541
  568,400 B2Gold Corp.*                                             1,463,736
  300,000 Dundee Precious Metals, Inc.*                             1,542,353
  500,000 Mandalay Resources Corp.                                    524,234
1,281,500 Wesdome Gold Mines Ltd.*                                    978,244
                                                              ---------------
                                                                    6,248,108
                                                              ---------------
           EXPLORATION AND DEVELOPMENT COMPANIES    2.1%
  500,000 Amarillo Gold Corp.*                                         57,482
2,190,000 Avala Resources Ltd.*                                        40,283
  150,000 MAG Silver Corp.*                                         1,227,812
5,600,040 Sutter Gold Mining, Inc.*                                   399,157
                                                              ---------------
                                                                    1,724,734
                                                              ---------------
           PRIMARY SILVER PRODUCERS                11.0%
  200,000 Fortuna Silver Mines, Inc.*                               1,028,235
  210,000 Silver Wheaton Corp.                                      5,245,654
  100,000 Tahoe Resources, Inc.*                                    2,560,471
    5,600 Tahoe Resources, Inc.*^                                     143,472
                                                              ---------------
                                                                    8,977,832
                                                              ---------------

          ROYALTY COMPANIES                         0.4%
   25,000 Osisko Gold Royalties Ltd.*                         $       345,811
                                                              ---------------
                                                                      345,811
                                                              ---------------
           OTHER                                    7.4%
   10,200 Franco-Nevada Corp.^                                        574,158
   14,800 Franco-Nevada Corp.                                         833,853
   60,000 Royal Gold, Inc.                                          4,665,000
                                                              ---------------
                                                                    6,073,011
                                                              ---------------

            TOTAL COMMON STOCKS
            (Cost $31,161,717)                                     76,316,533
                                                              ---------------

           EXCHANGE TRADED FUND                     5.7%
   37,500 SPDR Gold Trust*                                          4,644,750
                                                              ---------------

            TOTAL EXCHANGE TRADED FUND
            (Cost $1,657,875)                                       4,644,750
                                                              ---------------

           WARRANTS                                 0.0%
   75,000 Veris Gold Corp.*#
            Exercise Price 1.95 CAD, Exp. 12/18/2016                     --
                                                              ---------------
            TOTAL WARRANTS
             (Cost $0)                                                   --
                                                              ---------------

           SHORT-TERM INVESTMENT                    1.3%
1,065,691 UMB Money Market Fiduciary, 0.01%                         1,065,691
                                                              ---------------

            TOTAL SHORT-TERM INVESTMENT
            (Cost $1,065,691)                                       1,065,691
                                                              ---------------


            TOTAL INVESTMENTS
            (Cost $33,885,283)                    100.3%          82,026,974

           LIABILITIES LESS OTHER ASSETS           (0.3)%           (216,950)
                                                              ---------------

           TOTAL NET ASSETS                       100.0%         $81,810,024
                                                              ==============


ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

^ Denoted investment is a Canadian security traded on U.S. stock exchange.


#The security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.


See Notes to Schedule of Investments

SUMMARY OF INVESTMENTS BY COUNTRY



                                                             Percent of
                                                             Investment
  Country                                    Value           Securities
------------------------------------------------------------------------------
  Canada                            $      50,476,289          61.5%
  Cayman Islands                              753,242           0.9
  Jersey                                   10,308,375          12.6
  South Africa                              7,188,964           8.8
  United States(1)                         13,300,104          16.2
                                    --------------------------------

  Total                             $      82,026,974         100.0%
                                    ================================


(1) Includes short-term investments.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets:



------------------------------------------ ---------------- ------------ ------------ -----------------
SECTOR                                         LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
------------------------------------------ ---------------- ------------ ------------ -----------------
COMMON STOCKS
------------------------------------------ ---------------- ------------ ------------ -----------------
  Major Gold Producers                         $23,763,839  $         -- $         --      $23,763,839
------------------------------------------ ---------------- ------------ ------------ -----------------
  Intermediate/Mid-Tier Gold Producers          29,183,198            --           --       29,183,198
------------------------------------------ ---------------- ------------ ------------ -----------------
  Junior Gold Producers                          6,248,108            --           --        6,248,108
------------------------------------------ ---------------- ------------ ------------ -----------------
  Exploration and Development Companies          1,724,734            --           --        1,724,734
------------------------------------------ ---------------- ------------ ------------ -----------------
  Primary Silver Producers                       8,977,832            --           --        8,977,832
------------------------------------------ ---------------- ------------ ------------ -----------------
  Royalty Companies                                345,811            --           --          345,811
------------------------------------------ ---------------- ------------ ------------ -----------------
  Other                                          6,073,011            --           --        6,073,011
------------------------------------------ ---------------- ------------ ------------ -----------------
EXCHANGE TRADED FUND                             4,644,750            --           --        4,644,750
------------------------------------------ ---------------- ------------ ------------ -----------------
SHORT-TERM INVESTMENT                            1,065,691            --           --        1,065,691
------------------------------------------ ---------------- ------------ ------------ -----------------
WARRANTS
------------------------------------------ ---------------- ------------ ------------ -----------------
  Junior Gold Producers                                 --            --           --                --
------------------------------------------ ---------------- ------------ ------------ -----------------
TOTAL                                          $82,026,974  $         -- $         --      $82,026,974
------------------------------------------ ---------------- ------------ ------------ -----------------

     The Fund held one set of warrants classified as a Level 2 security at period end, which were fair valued in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. At the beginning of the period, this security was classified as a Level 1 and represents the only transfer between levels. The Fund recognizes such transfers between levels at the end of the reporting period. There were no Level 3 securities as of August 31, 2014.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

     Accounting for Uncertainty in Income Taxes ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of August 31, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2010-2013 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended August 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 3. FEDERAL INCOME TAX INFORMATION

     At August 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:


               Cost of investments.................. $    35,449,212
                                                     ================
               Unrealized appreciation.............. $    49,008,409
               Unrealized depreciation..............      (2,430,647)
                                                     ----------------
               Net unrealized appreciation on
               investments.......................... $    46,577,762
                                                     ================

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ Gregory M. Orrell
    ---------------------
     Gregory M. Orrell
     President and Treasurer

Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Gregory M. Orrell
     ----------------------
      Gregory M. Orrell
      President and Treasurer

Date: October 28, 2014